UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-04537

LIBERTY ALL-STAR GROWTH FUND, INC.

(Exact name of registrant as specified in charter)

1290 Broadway, Suite 1100, Denver, Colorado 80203

(Address of principal executive offices) (Zip code)

Tané T. Tyler

ALPS Fund Services, Inc.

1290 Broadway, Suite 1100

Denver, Colorado 80203

(Name and address of agent for service)

Registrant’s telephone number, including area code: (303) 623-2577

Date of fiscal year end: December 31

Date of reporting period: January 1 – March 31, 2013

Item 1 – Schedule of Investments.

	SHARES	MARKET VALUE
COMMON STOCKS (97.14%)
CONSUMER DISCRETIONARY (14.41%)
Auto Components (0.61%)
BorgWarner, Inc.(a)	8,900	$688,326

Automobiles (0.33%)
Thor Industries, Inc.	10,076	370,696

Distributors (0.75%)
LKQ Corp.(a)	39,284	854,820

Hotels, Restaurants & Leisure (2.90%)
Arcos Dorados Holdings, Inc., Class A	50,300	663,960
BJ’s Restaurants, Inc.(a)	17,969	598,008
Starbucks Corp.	25,750	1,466,720
Wynn Resorts Ltd.	4,500	563,220

		3,291,908

Household Durables (0.46%)
Harman International Industries, Inc.	11,767	525,161

Internet & Catalog Retail (2.53%)
Amazon.com, Inc.(a)	4,515	1,203,202
priceline.com, Inc.(a)	1,525	1,049,093
Shutterfly, Inc.(a)	13,821	610,474

		2,862,769

Media (0.64%)
Discovery Communications, Inc., Class A(a)	9,200	724,408

Specialty Retail (3.64%)
CarMax, Inc.(a)	12,950	540,015
Dick’s Sporting Goods, Inc.	15,100	714,230
DSW, Inc., Class A	7,650	488,070
Francesca’s Holdings Corp.(a)	25,980	744,587
rue21, Inc.(a)	24,206	711,414
Tiffany & Co.	2,797	194,504
Ulta Salon, Cosmetics & Fragrance, Inc.(a)	9,000	730,530

		4,123,350

Textiles, Apparel & Luxury Goods (2.55%)
Deckers Outdoor Corp.(a)	13,660	760,726
Gildan Activewear, Inc.	14,400	574,704
Under Armour, Inc., Class A(a)	30,400	1,556,480

		2,891,910

CONSUMER STAPLES (4.68%)
Beverages (0.64%)
Monster Beverage Corp.(a)	15,200	725,648

Food & Staples Retailing (2.46%)
Costco Wholesale Corp.	8,450	896,629
The Fresh Market, Inc.(a)	28,519	1,219,758
PriceSmart, Inc.	8,604	669,649

		2,786,036

Food Products (1.58%)
The Hain Celestial Group, Inc.(a)	12,400	757,392
Mead Johnson Nutrition Co.	13,300	1,030,085

		1,787,477

	SHARES	MARKET VALUE
COMMON STOCKS (continued)
ENERGY (7.03%)
Energy Equipment & Services (6.69%)
Core Laboratories N.V.	12,149	$1,675,590
Dril-Quip, Inc.(a)	7,385	643,750
Forum Energy Technologies, Inc.(a)	20,729	596,166
Lufkin Industries, Inc.	12,732	845,278
National-Oilwell Varco, Inc.	9,000	636,750
Oceaneering International, Inc.	29,750	1,975,698
Schlumberger Ltd.	16,145	1,209,099

		7,582,331

Oil, Gas & Consumable Fuels (0.34%)
Occidental Petroleum Corp.	4,950	387,931

FINANCIALS (10.60%)
Capital Markets (4.11%)
Affiliated Managers Group, Inc.(a)	3,752	576,195
The Charles Schwab Corp.	44,000	778,360
Financial Engines, Inc.	18,718	677,966
FXCM, Inc., Class A	37,817	517,336
T. Rowe Price Group, Inc.	12,400	928,388
Virtus Investment Partners, Inc.(a)	6,318	1,176,917

		4,655,162

Commercial Banks (1.50%)
Signature Bank(a)	21,535	1,696,097

Diversified Financial Services (0.61%)
Portfolio Recovery Associates, Inc.(a)	5,418	687,652

Insurance (3.00%)
ACE Ltd.	30,200	2,686,894
Greenlight Capital Re Ltd., Class A(a)	29,418	719,270

		3,406,164

Real Estate Management & Development (1.38%)
FirstService Corp.(a)	28,267	939,595
Zillow, Inc., Class A(a)	11,459	626,464

		1,566,059

HEALTH CARE (11.30%)
Biotechnology (2.72%)
Ariad Pharmaceuticals, Inc.(a)	17,350	313,861
BioMarin Pharmaceutical, Inc.(a)	21,390	1,331,741
Cepheid, Inc.(a)	9,300	356,841
Ironwood Pharmaceuticals, Inc.(a)	16,750	306,358
Puma Biotechnology, Inc.(a)	10,812	361,013
Vertex Pharmaceuticals, Inc.(a)	7,550	415,099

		3,084,913

Health Care Equipment & Supplies (2.44%)
Intuitive Surgical, Inc.(a)	3,780	1,856,698
Masimo Corp.	23,940	469,703
Neogen Corp.(a)	8,985	445,386

		2,771,787

Health Care Providers & Services (0.30%)
ExamWorks Group, Inc.(a)	19,902	344,703

Health Care Technology (2.41%)
athenahealth, Inc.(a)	9,033	876,562

	SHARES	MARKET VALUE
COMMON STOCKS (continued)
Health Care Technology (continued)
Cerner Corp.(a)	19,550	$1,852,363

		2,728,925

Life Sciences Tools & Services (1.46%)
Illumina, Inc.(a)	14,600	788,400
Life Technologies Corp.(a)	13,400	866,042

		1,654,442

Pharmaceuticals (1.97%)
Allergan, Inc.	13,300	1,484,679
Zoetis, Inc.(a)	22,265	743,651

		2,228,330

INDUSTRIALS (15.37%)
Aerospace & Defense (3.17%)
B/E Aerospace, Inc.(a)	16,600	1,000,814
HEICO Corp.	14,080	611,213
Precision Castparts Corp.	6,400	1,213,568
TransDigm Group, Inc.	5,005	765,364

		3,590,959

Air Freight & Logistics (0.43%)
Echo Global Logistics, Inc.(a)	21,789	481,973

Commercial Services & Supplies (1.37%)
InnerWorkings, Inc.(a)	18,882	285,874
Waste Connections, Inc.	35,328	1,271,101

		1,556,975

Electrical Equipment (1.46%)
AMETEK, Inc.	9,500	411,920
Rockwell Automation, Inc.	5,700	492,195
Roper Industries, Inc.	5,900	751,129

		1,655,244

Machinery (2.32%)
Cummins, Inc.	7,800	903,318
Graco, Inc.	11,839	687,017
Middleby Corp.(a)	4,290	652,724
Rexnord Corp.(a)	18,376	390,122

		2,633,181

Professional Services (3.61%)
Huron Consulting Group, Inc.(a)	15,126	609,880
IHS, Inc., Class A(a)	9,029	945,517
Mistras Group, Inc.(a)	12,962	313,810
Stantec, Inc.	15,066	661,699
Verisk Analytics, Inc., Class A(a)	19,450	1,198,704
WageWorks, Inc.(a)	14,446	361,583

		4,091,193

Road & Rail (0.53%)
Landstar System, Inc.	10,610	605,725

Trading Companies & Distributors (2.48%)
Fastenal Co.	39,550	2,030,892
MSC Industrial Direct Co., Inc., Class A	9,100	780,598

		2,811,490

INFORMATION TECHNOLOGY (29.88%)
Communications Equipment (3.59%)
InterDigital, Inc.	11,506	550,332
Palo Alto Networks, Inc.(a)	12,250	693,350
Polycom, Inc.(a)	67,911	752,454

	SHARES	MARKET VALUE
COMMON STOCKS (continued)
Communications Equipment (continued)
QUALCOMM, Inc.	31,015	$2,076,454

		4,072,590

Computers & Peripherals (2.50%)
Apple, Inc.	4,900	2,168,887
Fusion-io, Inc.(a)	40,594	664,524

		2,833,411

Electronic Equipment & Instruments (1.91%)
FARO Technologies, Inc.(a)	16,176	701,877
IPG Photonics Corp.	12,808	850,579
National Instruments Corp.	18,696	612,294

		2,164,750

Internet Software & Services (7.40%)
Equinix, Inc.(a)	5,700	1,232,967
Google, Inc., Class A(a)	1,960	1,556,299
LinkedIn Corp., Class A(a)	10,600	1,866,236
Liquidity Services, Inc.(a)	28,714	855,964
NIC, Inc.	18,787	359,959
Rackspace Hosting, Inc.(a)	15,450	779,916
SPS Commerce, Inc.(a)	14,035	598,874
Stamps.com, Inc.(a)	25,657	640,655
VistaPrint Ltd.(a)	12,818	495,544

		8,386,414

IT Services (3.22%)
Cognizant Technology Solutions Corp., Class A(a)	13,350	1,022,743
ServiceSource International, Inc.(a)	58,124	410,937
VeriFone Systems, Inc.(a)	34,754	718,713
Visa, Inc., Class A	8,815	1,497,139

		3,649,532

Semiconductors & Semiconductor Equipment (2.66%)
ARM Holdings PLC(b)	43,367	1,837,460
Cavium, Inc.(a)	13,638	529,291
Hittite Microwave Corp.(a)	10,772	652,352

		3,019,103

Software (8.60%)
ANSYS, Inc.(a)	15,146	1,233,187
Concur Technologies, Inc.(a)	8,227	564,866
FleetMatics Group PLC(a)	9,390	227,707
RealPage, Inc.(a)	26,145	541,463
Salesforce.com, Inc.(a)	12,300	2,199,609
Solera Holdings, Inc.	17,724	1,033,841
Splunk, Inc.(a)	24,567	983,417
Ultimate Software Group, Inc.(a)	11,442	1,191,799
VMware, Inc., Class A(a)	9,450	745,416
Workday, Inc., Class A(a)	16,650	1,026,140

		9,747,445

MATERIALS (2.32%)
Chemicals (0.96%)
Praxair, Inc.	9,775	1,090,304

Metals & Mining (1.36%)
Allegheny Technologies, Inc.	21,200	672,252
Silver Wheaton Corp.	27,600	865,260

		1,537,512

	SHARES	MARKET VALUE
COMMON STOCKS (continued)
TELECOMMUNICATION SERVICES (1.55%)
Wireless Telecommunication Services (1.55%)
American Tower Corp.	22,900	$1,761,468

TOTAL COMMON STOCKS
(COST OF $79,884,353)		110,116,274

	PAR VALUE
SHORT TERM INVESTMENT (2.62%)
REPURCHASE AGREEMENT (2.62%)
Repurchase agreement with State Street Bank & Trust Co., dated 03/28/13, due 04/01/13 at 0.01%, collateralized by Federal National Mortgage Association 3.05%, 01/01/42, market value of $3,038,391 (Repurchase proceeds of $2,972,003) (COST OF $2,972,000)	$2,972,000	$2,972,000

TOTAL INVESTMENTS (99.76%)
(COST OF $82,856,353)(c)		113,088,274
OTHER ASSETS IN EXCESS OF LIABILITIES (0.24%)		273,626

NET ASSETS (100.00%)		$113,361,900

NET ASSET VALUE PER SHARE
(23,175,491 SHARES OUTSTANDING)		$4.89

Notes to Schedule of Investments:

(a)	Non-income producing security.
(b)	American Depositary Receipt.
(c)	Cost of investments for federal income tax purposes is $83,701,730.

Gross unrealized appreciation and depreciation at March 31, 2013 based on cost of investments for federal income tax purposes is as follows:
Gross unrealized appreciation	$31,590,655
Gross unrealized depreciation	(2,204,111)
Net unrealized appreciation	$29,386,544

For Fund compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications for reporting ease. Industries are shown as a percent of net assets. These industry classifications are unaudited.

See Notes to Schedule of Investments.

LIBERTY ALL STAR GROWTH FUND

Notes to Schedule of Investments

March 31, 2013 (unaudited)

Security Valuation

Equity securities including common stocks and exchange traded funds are valued at the last sale price at the close of the principal exchange on which they trade, except for securities listed on the National Association of Securities Dealers Automated Quotations (“NASDAQ”) exchange, which are valued at the NASDAQ official closing price. Unlisted securities or listed securities for which there were no sales during the day are valued at the closing bid price on such exchanges or over-the-counter markets.

Short-term debt obligations maturing in more than 60 days for which market quotations are readily available are valued at current market value. Short-term debt obligations maturing within 60 days are valued at amortized cost, which approximates market value.

Investments for which market quotations are not readily available are valued at fair value as determined in good faith under consistently applied procedures approved by and under the general supervision of the Fund’s Board of Directors.

Foreign Securities

The Fund may directly purchase securities of foreign issuers. Investing in securities of foreign issuers involves special risks not typically associated with investing in securities of U.S. issuers. The risks include possible reevaluation of currencies, the inability to repatriate foreign currency, less complete financial information about companies and possible future adverse political and economic developments. Moreover, securities of many foreign issuers and their markets may be less liquid and their prices more volatile than those of securities of comparable U.S. issuers. For the period ended March 31, 2013, the Fund only held American Depositary Receipts and did not hold any securities denominated in foreign currencies.

Security Transactions

Security transactions are recorded on trade date. Cost is determined and gains/ (losses) are based upon the specific identification method for both financial statement and federal income tax purposes.

Repurchase Agreements

The Fund engages in repurchase agreement transactions with institutions that the Fund’s investment advisor has determined are creditworthy. The Fund, through its custodian, receives delivery of underlying securities collateralizing a repurchase agreement. Collateral is at least equal, at all times, to the value of the repurchase obligation including interest. A repurchase agreement transaction involves certain risks in the event of default or insolvency of the counterparty. These risks include possible delays or restrictions upon a Fund’s ability to dispose of the underlying securities and a possible decline in the value of the underlying securities during the period while the Fund seeks to assert its rights.

Income Recognition

Interest income is recorded on the accrual basis. Corporate actions and dividend income are recorded on the ex-date.

Fair Value Measurements

The Fund discloses the classification of its fair value measurements following a three-tier hierarchy based on the inputs used to measure fair value. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk. Inputs may be observable or unobservable. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability that are developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability that are developed based on the best information available.

Various inputs are used in determining the value of the Fund’s investments as of the end of the reporting period. When inputs used fall into different levels of the fair value hierarchy, the level in the hierarchy within which the fair value measurement falls is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The designated input levels are not necessarily an indication of the risk or liquidity associated with these investments. These inputs are categorized in the following hierarchy under applicable financial accounting standards:

Level 1	–	Unadjusted quoted prices in active markets for identical investments, unrestricted assets or liabilities that a Fund has the ability to access at the measurement date;

Level 2	–	Quoted prices which are not active, quoted prices for similar assets or liabilities in active markets or inputs other than quoted prices that are observable (either directly or indirectly) for substantially the full term of the asset or liability; and

Level 3	–	Significant unobservable prices or inputs (including the Fund’s own assumptions in determining the fair value of investments) where there is little or no market activity for the asset or liability at the measurement date.

The following is a summary of the inputs used to value the Fund’s investments as of March 31, 2013. The Fund recognizes transfers between the levels as of the beginning of the annual period in which the transfer occurred.

	Valuation Inputs
Investments in Securities at Value*	Level 1	Level 2	Level 3	Total
Common Stocks	$110,116,274	$–	$–	$110,116,274
Short Term Investment	–	2,972,000	–	2,972,000
Total	$110,116,274	$2,972,000	$–	$113,088,274

*See Schedule of Investments for industry classifications

For the period ended March 31, 2013, the Fund did not have any transfers between Level 1 and Level 2 securities. The Fund did not have any securities which used significant unobservable inputs (Level 3) in determining fair value during the period.

Indemnification

In the normal course of business, the Fund enters into contracts that contain a variety of representations and warranties and which provide general indemnities. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims against the Fund. Also, under the Fund’s organizational documents and by contract, the Directors and Officers of the Fund are indemnified against certain liabilities that may arise out of their duties to the Fund. However, based on experience, the Fund expects the risk of loss due to these warranties and indemnities to be minimal.

Maryland Statutes

By resolution of the Board of Directors, the Fund has opted into the Maryland Control Share Acquisition Act and the Maryland Business Combination Act. In general, the Maryland Control Share Acquisition Act provides that “control shares” of a Maryland corporation acquired in a control share acquisition may not be voted except to the extent approved by shareholders at a meeting by a vote of two-thirds of the votes entitled to be cast on the matter (excluding shares owned by the acquiror and by officers or directors who are employees of the corporation). “Control shares” are voting shares of stock which, if aggregated with all other shares of stock owned by the acquiror or in respect of which the acquiror is able to exercise or direct the exercise of voting power (except solely by virtue of a revocable proxy), would entitle the acquiror to exercise voting power in electing directors within certain statutorily defined ranges (one-tenth but less than one-third, one-third but less than a majority, and more than a majority of the voting power). In general, the Maryland Business Combination Act prohibits an interested shareholder (a shareholder that holds 10% or more of the voting power of the outstanding stock of the corporation) of a Maryland corporation from engaging in a business combination (generally defined to include a merger, consolidation, share exchange, sale of a substantial amount of assets, a transfer of the corporation’s securities and similar transactions to or with the interested shareholder or an entity affiliated with the interested shareholder) with the corporation for a period of five years after the most recent date on which the interested shareholder became an interested shareholder. At the time of adoption, March 19, 2009, the Board and the Fund were not aware of any shareholder that held control shares or that was an interested shareholder under the statutes.

Item 2 - Controls and Procedures.

(a)	The registrant’s Principal Executive Officer and Principal Financial Officer have evaluated the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) within 90 days of this filing and have concluded that the registrant’s disclosure controls and procedures were effective, as of that date.

(b)	There was no change in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) during registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3 – Exhibits.

Separate certifications for the registrant’s Principal Executive Officer and Principal Financial Officer, as required by Section 302 of the Sarbanes-Oxley Act of 2002 and Rule 30a-2(a) under the Investment Company Act of 1940, are attached as Ex99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

LIBERTY ALL-STAR GROWTH FUND, INC.

By:	/s/ William Parmentier
William Parmentier
President (principal executive officer)

Date:	May 23, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ William Parmentier
William Parmentier
President (principal executive officer)

Date:	May 23, 2013

By:	/s/ Kimberly Storms
Kimberly Storms
Treasurer (principal financial officer)

Date:	May 23, 2013